Intangible assets - Key assumptions used to calculate value of goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Long term growth rate	2.00%	2.00%
Pre-tax discount rate	17.50%	16.30%
CGU Technology Solution
Intangible assets
Recoverable amount of the CGU exceeding its carrying amount	¥ 781,499	¥ 3,191,952
Minimum
Intangible assets
Revenue growth rate	(15.00%)	10.00%
Profit Margin	10.00%	15.00%
Maximum
Intangible assets
Revenue growth rate	13.00%	24.00%
Profit Margin	15.00%	24.00%